Business Combination (Details Narrative) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Aug. 04, 2017 INR (₨)	Jul. 31, 2017 INR (₨)
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 5,074	₨ 417,014	₨ 429,457
Air travel bureau limited [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value					₨ 1,120,510
Other current financial liabilities					₨ 509,999
Air travel bureau limited [member] | Yatra online private limited [member]
IfrsStatementLineItems [Line Items]
Cash transferred				₨ 510,000